Held-For-Sale Assets - Disclosure Of Detailed Information About Assets And Liabilities Held For Sale Explanatory (Parenthetical) (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Held For Sale Assets [Line Items]
Assets, non-operating companies	R$ 326,229
Liabilities, non-operating companies	R$ 78,113
Samba Luxco | Africatel Holding B V
Held For Sale Assets [Line Items]
Percentage of ownership interest	14.00%